Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2021
Financial Instruments (Tables)
Schedule of fair value measurements, nonrecurring
	November 30, 2021		November 30, 2020
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,751,483	1,783,882	1,791,791	1,784,646
Promissory notes payable(i)	165,878	165,878	163,758	163,758

Schedule of past due financing receivables
	November 30,	November 30,
	2021	2020
	$	$
Accounts receivable	-	66,384
Other receivable	-	500,000
Less allowance for doubtful accounts	-	-
Total trade and other receivables, net	-	566,384

Not past due	-	566,384
Past due for more than 31 days but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	-	566,384

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,779,550	-	-	-	-	3,779,550
Accrued liabilities	2,272,610	-	-	-	-	2,272,610
Employee costs payable	2,263,944	-	-	-	-	2,263,944
Convertible debentures (Note 7)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 7)	165,878	-	-	-	-	165,878
Total contractual obligations	10,281,982	-	-	-	-	10,281,982